COMMITMENTS - OPERATING LEASE COMMITMENTS - Narratives (Details) - CNY (¥)			12 Months Ended
	Oct. 26, 2016	Jan. 01, 2007	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating lease commitments [line items]
Date of acquisition	Oct. 26, 2016	Jan. 01, 2007
Lease terms			20 years
Related lease rental paid and payable			¥ 57,358,000	¥ 55,090,000	¥ 55,090,000
Maximum [member]
Disclosure of operating lease commitments [line items]
Lease terms			50 years
Maximum [member] | Guangzhou Railway Group [member] | Yangcheng Railway Business [member]
Disclosure of operating lease commitments [line items]
Related lease rental paid and payable			¥ 74,000,000